Other disclosures - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Distribution of portfolio
Investments accounted for using equity method	€ 7,562	€ 7,622
Spain
Distribution of portfolio
Foreclosed assets	3,865	3,962
Impairment losses since time of foreclosure	2,787	2,834
Spain | Foreclosed Properties | Project Quasar Investments 2017, S.L.
Distribution of portfolio
Investments accounted for using equity method	707
Spain | Foreclosed Equity Instruments
Distribution of portfolio
Investments accounted for using equity method	38
Spain | Construction and property development
Distribution of portfolio
Foreclosed assets	3,159	3,242
Impairment losses since time of foreclosure	2,517	2,563
Spain | Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	1,252	1,294
Impairment losses since time of foreclosure	625	644
Spain | Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	372	356
Impairment losses since time of foreclosure	131	130
Spain | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	880	938
Impairment losses since time of foreclosure	494	514
Spain | Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	64	108
Impairment losses since time of foreclosure	17	36
Spain | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	64	108
Impairment losses since time of foreclosure	17	36
Spain | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0	0
Impairment losses since time of foreclosure	0	0
Spain | Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	1,843	1,840
Impairment losses since time of foreclosure	1,875	1,883
Spain | Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	728	768
Impairment losses since time of foreclosure	522	559
Spain | Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	1,115	1,072
Impairment losses since time of foreclosure	1,353	1,324
Spain | Home purchase loans
Distribution of portfolio
Foreclosed assets	580	587
Impairment losses since time of foreclosure	201	200
Spain | Other loans
Distribution of portfolio
Foreclosed assets	126	133
Impairment losses since time of foreclosure	69	71
Spain | Gross carrying amount
Distribution of portfolio
Foreclosed assets	7,754	7,937
Spain | Gross carrying amount | Construction and property development
Distribution of portfolio
Foreclosed assets	6,649	6,810
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	2,075	2,140
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	554	527
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	1,521	1,613
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	90	178
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	90	178
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0	0
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	4,484	4,492
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	1,578	1,656
Spain | Gross carrying amount | Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	2,906	2,836
Spain | Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	884	892
Spain | Gross carrying amount | Other loans
Distribution of portfolio
Foreclosed assets	221	235
Spain | Accumulated impairment
Distribution of portfolio
Foreclosed assets	(3,889)	(3,975)
Spain | Accumulated impairment | Construction and property development
Distribution of portfolio
Foreclosed assets	(3,490)	(3,568)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings
Distribution of portfolio
Foreclosed assets	(823)	(846)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Residential
Distribution of portfolio
Foreclosed assets	(182)	(171)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Completed Buildings, Non-residential
Distribution of portfolio
Foreclosed assets	(641)	(675)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction
Distribution of portfolio
Foreclosed assets	(26)	(70)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Residential
Distribution of portfolio
Foreclosed assets	(26)	(70)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Buildings Under Construction, Non-residential
Distribution of portfolio
Foreclosed assets	0	0
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Land
Distribution of portfolio
Foreclosed assets	(2,641)	(2,652)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Developed Land
Distribution of portfolio
Foreclosed assets	(850)	(888)
Spain | Accumulated impairment | Construction and property development | Real Estate Assets, Undeveloped Land
Distribution of portfolio
Foreclosed assets	(1,791)	(1,764)
Spain | Accumulated impairment | Home purchase loans
Distribution of portfolio
Foreclosed assets	(304)	(305)
Spain | Accumulated impairment | Other loans
Distribution of portfolio
Foreclosed assets	€ (95)	€ (102)